FAIR VALUE MEASUREMENTS OF ASSETS AND LIABILITIES (Tables)	3 Months Ended
Mar. 31, 2022
Fair value measurements of assets and liabilities [Abstract]
Disclosure of fair value measurement of assets and liabilities
The following table presents the Company’s assets and liabilities measured at fair value on a recurring basis:

	Fair Value Measurement at Reporting Date Using
		Quoted Prices Identical Assets/ Liabilities	Significant Other Inputs	Significant Unobservable Inputs
	Total	(Level 1)	(Level 2)	(Level 3)
December 31, 2021
Assets:
Cash equivalents (1)	$2,175	$2,150	$25	$—

Investments in equity instruments (2)	$17	$1	$—	$16

Derivatives (3)	$26	$—	$26	$—

Liabilities:
Derivatives (3)	$66	$—	$66	$—

March 31, 2022
Assets:
Cash equivalents (1)	$2,027	$2,002	$25	$—

Investments in equity instruments (2)	$17	$1	$—	$16

Derivatives (3)	$97	$—	$97	$—

Liabilities:
Derivatives (3)	$68	$—	$68	$—

(1) Included in cash and cash equivalents on the Company’s interim condensed consolidated statements of financial position.
(2) Included in current and noncurrent receivables, prepayments and other assets on the Company’s interim condensed consolidated statements of financial position.
(3) Consists of foreign currency forward contracts, interest rate swaps, cross currency swaps and commodity hedge. Included in other current and noncurrent financial assets on the Company’s interim condensed consolidated statements of financial position
Disclosure Of Financial Assets
The carrying and fair values of the Company’s financial instruments not recorded at fair value on a recurring basis are presented in the following table, classified according to the categories of financial liabilities at amortized cost (“FLAC”):

		December 31, 2021		March 31, 2022
Financial Liabilities	Category	Carrying Amount	Fair Value	Carrying Amount	Fair Value
Long-term debt	FLAC	2,013	2,006	2,111	2,080
Total		$2,013	$2,006	$2,111	$2,080